Shareowners' Equity (Shares of GE Preferred Stock) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Jan. 20, 2016	Dec. 31, 2015		Dec. 18, 2015	Dec. 03, 2015	Mar. 31, 2015	Dec. 31, 2014
Shares of Preferred Stock
Preferred stock, value, issued	$ 6		$ 6			$ 5,944		$ 5,000
Preferred Stock, Shares Outstanding	5,944,250		0
Deconsolidation, Gain (Loss), Amount	$ 123
Noncontrolling interests	1,667 [1]		$ 1,864	[1]			$ 8,738	$ 8,674
Preferred stock
Shares of Preferred Stock
Preferred Stock, Shares Outstanding								50,000
Series A
Shares of Preferred Stock
Preferred stock, value, issued	91	$ 2,687				2,778
Series B
Shares of Preferred Stock
Preferred stock, value, issued	64	2,008				2,073
Series C
Shares of Preferred Stock
Preferred stock, value, issued	95	999				$ 1,094
Series D
Shares of Preferred Stock
Preferred stock, value, issued	5,184	$ 5,694			$ 195
GE Capital
Shares of Preferred Stock
Preferred stock, value, issued	6		6
Noncontrolling interests	$ 441		$ 486
GE Capital | Preferred stock
Shares of Preferred Stock
Preferred stock, value, issued							4,949
Preferred Stock, Shares Outstanding								50,000
Synchrony Financial
Shares of Preferred Stock
Preferred stock, value, issued							$ 2,617

[1]	(c) Included AOCI attributable to noncontrolling interests of $ (262) mi llion and $ (264) million at March 31, 2016 and December 31, 2015 , respectively.